SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 market vessel valuation	Dec. 31, 2007 vessel	Dec. 31, 2011	Oct. 27, 2010 vessel
Accounting Policies [Abstract]
Property, Plant and Equipment, Useful Life	25 years
Restricted cash and cash equivalents, noncurrent	$ 15,000		$ 15,000
Number of recycling markets	3
Average years used in market price scrap per ton calculation	10 years
Number of vessels acquired with time charter				1
Number of independent broker valuations	3
Number of vessels disposed of	3	1